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June 19, 2008




U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD HORIZON FUNDS (THE "TRUST")
     FILE NO.  33-56443
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Commissioners:

Enclosed is the 35th Post-Effective Amendment to the Trust's registration statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This amendment follows a 485(a) filing we made on April 11, 2008, to disclose the addition of Baillie Gifford Overseas Ltd. as an advisor to Vanguard Global Equity Fund. The purposes of this amendment are: 1) to address comments of the Commission's Staff regarding the prior Amendment, and
2) to make a number of non-material editorial changes.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an immediate effective date of June 23, 2008, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-6893.



Sincerely,





Edward C. Delk

Principal and Senior Counsel

The Vanguard Group, Inc.



Enclosures

cc: Christian Sandoe, Esq.

  U.S. Securities and Exchange Commission